Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated April 30, 2025 to the

GMO Trust Prospectus relating to GMO Multi-Asset Credit Fund and GMO MAC Implementation Fund,

dated December 21, 2024 (“Prospectus”)

GMO Multi-Asset Credit Fund

The section appearing on page 5 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Rates and FX	Joe Auth (since the Fund’s inception in 2025)	Head, Developed Fixed Income Team, GMO.

Developed Rates and FX	Kevin Breaux (since the Fund’s inception in 2025)	Portfolio Manager, Developed Rates and FX Team, GMO.

GMO MAC Implementation Fund

The section appearing on page 9 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Rates and FX	Joe Auth (since the Fund’s inception in 2025)	Head, Developed Fixed Income Team, GMO.

Developed Rates and FX	Kevin Breaux (since the Fund’s inception in 2025)	Portfolio Manager, Developed Rates and FX Team, GMO.

Management of the Funds

The following replaces the portions of the table beginning on page 22 of the Prospectus in the section captioned “Management of the Funds” that identify the senior members of the Investment Team with primary responsibility for managing the investments of GMO Multi-Asset Credit Fund and GMO MAC Implementation Fund:

Multi-Asset Credit Fund and MAC Implementation Fund	Joe Auth	Head, Developed Fixed Income Team, GMO. Mr. Auth has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2014 and high yield credit portfolios since 2017. Previously, Mr. Auth was a portfolio manager at Harvard Management Company.
	Kevin Breaux	Portfolio Manager, Developed Rates and FX Team, GMO. Mr. Breaux leads the quantitative research effort for GMO’s fixed income strategies. Prior to joining GMO in 2008, he was an analyst at Community First Financial Group, Chapel Hill.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated April 30, 2025 to the

GMO Trust Statement of Additional Information relating to

GMO Multi-Asset Credit Fund and GMO MAC Implementation Fund,

dated December 21, 2024, as revised March 21, 2025 (the “SAI”)

Portfolio Management

In the section of the SAI captioned “Portfolio Management,” the tables appearing on pages 75-76 that set forth information about the accounts overseen or managed by the senior members are supplemented to remove Jason Hotra and add Kevin Breaux as follows:

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Kevin Breaux[5]	0	$0	0	$0	0	$0

Senior Member	Registered investment companies managed for which GMO receives a performance-based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance-based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Kevin Breaux[5]	0	$0	0	$0	0	$0

5 Information about accounts overseen or managed by Mr. Breaux is provided as of April 23, 2025.

In the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the table appearing on pages 76-78 of the SAI that sets forth the dollar range of each senior member’s direct beneficial share ownership is supplemented to remove Jason Hotra and add Kevin Breaux as follows:

Name of Senior Member	Dollar range of shares directly owned in the Fund
Kevin Breaux	Multi-Asset Credit Fund	None[5]
	Multi-Asset Credit Implementation Fund	None[5]

5 Information about the dollar range of shares directly owned by Mr. Breaux is provided as of April 23, 2025.

In the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the table appearing on pages 78-79 of the SAI that sets forth the dollar range of each senior member’s indirect beneficial share ownership is supplemented to remove Jason Hotra and add Kevin Breaux as follows:

Name of Senior Member	Dollar range of shares indirectly owned in the Fund
Kevin Breaux	Multi-Asset Credit Fund	None[5]
	Multi-Asset Credit Implementation Fund	None[5]

5 Information about the dollar range of shares indirectly owned by Mr. Breaux is provided as of April 23, 2025.

Shareholders should retain this Supplement for future reference.